SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - R$ / shares	Dec. 31, 2024	Dec. 31, 2023	May 23, 2023
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exchange rates	R$ 1
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Exchange rates	6.1923	R$ 4.8413
Brazil, Brazil Real | Brazilian Central Bank [Member]
IfrsStatementLineItems [Line Items]
Exchange rates	6.4363	R$ 5.3516
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Exchange rates	R$ 1
Revenue from minimum limit			750,000